Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of detailed information about financial instruments
The Company has designated ifs financial instruments as follows:

December 31, 2023	Carrying value	Estimated fair value

Financial Assets

Cash and cash equivalents	$ 126,089	$126,089

Short-term investments	14,425	14,425

Derivative instruments in designated hedge accounting relationships	594	594

Loans and receivables:

Accounts receivable	525,854	525,854

Financial Liabilities

Derivative instruments in designated hedge accounting relationships	1,019	1,019

Other financial liabilities:

Accounts payable and accrued liabilities	561,120	561,120

Other current liabilities	7,936	7,936

Long-term debt – Revolving Credit Facility	314,705	314,705

Long-term debt – Term Loan	171,938	171,938

Long-term debt – Notes	826,625	823,198

Other long-term liabilities	18,070	18,070

December 31, 2022	Carrying value	Estimated fair value

Financial Assets

Cash and cash equivalents	$253,776	$253,776

Derivative instruments in designated hedge accounting relationships	901	901

Loans and receivables:

Accounts receivable	455,841	455,841

Preferred shares receivable	27,954	28,702

Financial Liabilities

Derivative instruments in designated hedge accounting relationships	977	977

Other financial liabilities:

Accounts payable and accrued liabilities	628,086	628,086

Long-term debt – Revolving Credit Facility	459,202	459,202

Long-term debt – Term Loan	203,160	203,160

Long-term debt – Notes	846,500	869,288

Other long-term liabilities	21,757	21,757

Summary of fair value measurement of financial assets and financial liabilities

	Carrying value	Fair Value
		Level 1	Level 2	Level 3
Financial Assets
Short-term investments	$14,425	$-	$14,425	$-
Derivative financial instruments	594	-	594	-

Financial Liabilities
Derivative financial instruments	$1,019	$-	$1,019	$-
Long-term debt – Notes	826,625	-	823,198	-

Summary of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 31, 2023:

		Notional amount	Maturity
Canadian Dollar Denominated Contracts
Purchase contracts	USD	$ 30,780	January 2024 –December 2024
Sales contracts	USD	(21,321)	January 2024 –November 2024

Summary of earnings before tax due to weakening of foreign currency

Canadian dollar weakens by five percent	USD	AUD	BRL
Earnings from foreign operations
Earnings before income taxes	$5,920	$28	$(1,726)

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities	The following table shows the Company’s sensitivity to a five percent weakening of the Canadian dollar against the U.S. dollar, Australian dollar, and Brazilian real. A five percent strengthening of the Canadian dollar would have an equal and opposite effect. This sensitivity analysis relates to the position as at December 31, 2023 and for the year then ended.

Canadian dollar weakens by five percent	USD	AUD	BRL
Financial instruments held in foreign operations

Other comprehensive income	$12,446	$639	$246

Financial instruments held in Canadian operations

Earnings before income taxes	$(10,042)	$-	$-

Summary of maturity analysis for derivative and non derivative financial liabilities
A liquidity analysis of the Company’s financial instruments has been completed on a maturity basis. The following table outlines the cash flows, including interest associated with the maturity of the Company’s financial liabilities, as at December 31, 2023:

($ thousands)	Less than 3 months	3 months to 1 year	Greater than 1 year	Total
Derivative financial instruments

Foreign currency forward contracts	$596	$423	$-	$1,019

Accounts payable and accrued liabilities	561,120	-	-	561,120

Other current liabilities	7,936	-	-	7,936

Long-term debt – Revolving Credit Facility	-	-	314,705	314,705

Long-term debt – Term Loan	13,226	39,678	119,034	171,938

Long-term debt – Notes	-	-	826,625	826,625

Other long-term liabilities	-	-	18,070	18,070

Summary of maturity analysis for financial assets held for managing liquidity risk

($ thousands)	December 31, 2023
Cash and cash equivalents	$126,089
Short-term investments	14,425
Total Revolving Credit Facility (US$700,000)	925,820
Less:
Drawings on the Revolving Credit Facility	314,705
Letters of Credit 1	137,982
Available for future drawings	$613,647
1
This represents the letters of credit that the Company has funded with the Revolving Credit Facility. Additional letters of credit of $48 million (US$36 million) are funded from the US$70 million LC Facility. Refer to Note 20 “Long-Term Debt” for more information.